Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Schedule of intangible assets

	December 31, 2012	June 30, 2013
	(in thousands)
Goodwill	$1,640,534	$1,641,796
Trademarks	57,709	57,709
Certificates of need	11,914	11,921
Accreditations	2,122	2,083

Total	$1,712,279	$1,713,509

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,569)
Indefinite-lived intangible assets
Goodwill	$1,631,716
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,160

Total	$1,703,499

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets
Non-compete agreements	$25,909	$(25,909)
Indefinite-lived intangible assets
Goodwill	$1,640,534
Trademarks	57,709
Certificates of need	11,914
Accreditations	2,122

Total	$1,712,279

Schedule of amortization expenses for intangible assets with finite lives

	For the Year Ended December 31
	2010	2011	2012
	(In thousands)
Amortization expense	$4,247	$1,306	$340

Schedule of changes in the carrying amount of goodwill for the company's reportable segments

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(in thousands)
Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534
Goodwill acquired during the period	1,395	—	1,395
Purchase price adjustment	—	(133)	(133)

Balance as of June 30, 2013	$1,334,615	$307,181	$1,641,796

	Specialty Hospitals	Outpatient Rehabilitation	Total
	(In thousands)
Balance as of January 1, 2011	$1,330,609	$300,643	$1,631,252
Goodwill revision(1)	7,114	—	7,114
Goodwill acquired during year(2)	(1,420)	3,875	2,455
Goodwill allocated to dispositions during the year	(2,750)	(6,355)	(9,105)

Balance as of December 31, 2011	$1,333,553	$298,163	$1,631,716
Goodwill acquired during year	—	9,151	9,151
Other	(333)	—	(333)

Balance as of December 31, 2012	$1,333,220	$307,314	$1,640,534

(1)
During 2011, the Company made a revision to the Regency purchase price allocation resulting from the finalization of the intangible asset valuations.

(2)
During 2011, the Company completed the post-closing settlement of net working capital with the seller of Regency for $3.9 million in cash received.